Fair value of financial instruments - Fair value adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ (523)
Exit price adjustments derived from market bid-offer spreads | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(523)	£ (529)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	28
Uncollateralised derivative funding | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	28	19
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(189)
Derivative credit valuation adjustments | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(189)	(184)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	117
Derivative debit valuation adjustments | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	£ 117	£ 108